UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class M : FTSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.17%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915913.101    1324-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class I : FSIDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.67%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915914.101    1325-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class C : FCSDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.67%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915912.101    1323-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class A : FASDX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.92%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915911.101    1321-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class Z : FIQWX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.55%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915916.101    3281-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity® Strategic Dividend & Income® Fund : FSDIX

This semi-annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 31	0.63%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,130,265,466
Number of Holdings	664
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Real Estate	15.8
Information Technology	12.3
Industrials	9.5
Consumer Staples	8.6
Utilities	8.1
Health Care	8.1
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.9
Materials	1.7

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 50.5
Convertibles - 18.1
REITs - 14.4
Preferred Stock - 13.5
Global Infrastructure Equities - 3.1
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.4
United Kingdom - 1.3
Taiwan - 1.0
France - 0.7
Ireland - 0.6
Netherlands - 0.5
Korea (South) - 0.4
Japan - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	2.6
Exxon Mobil Corp	2.6
Coca-Cola Co/The	2.2
JPMorgan Chase & Co	1.7
Cisco Systems Inc	1.6
Equinix Inc	1.5
AbbVie Inc	1.5
McDonald's Corp	1.5
Prologis Inc	1.5
Johnson & Johnson	1.2
17.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915915.101    1329-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Strategic Dividend & Income® Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(c)(d) (Cost $1,482,611)	1,487,525	1,439,522

Common Stocks - 54.9%
	Shares	Value ($)
CANADA - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	238,000	6,695,945
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	132,141	9,434,310
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	343,657	17,817,026
Metro Inc/CN	151,500	11,816,636
		29,633,662
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp (United States)	48,761	2,853,981
Canadian Natural Resources Ltd	677,604	20,574,750
Imperial Oil Ltd	342,311	24,439,562
South Bow Corp	148,312	3,844,105
		51,712,398
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	15,558	1,270,311
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Capital Power Corp	23,300	934,309
TransAlta Corp	242,000	2,364,717
		3,299,026
TOTAL CANADA		102,045,652
CHINA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (e)	4,260,872	1,510,658
FRANCE - 0.7%
Consumer Staples - 0.3%
Food Products - 0.2%
Danone SA	101,100	8,643,779
Personal Care Products - 0.1%
L'Oreal SA	9,400	3,978,696
TOTAL CONSUMER STAPLES		12,622,475

Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	600,100	10,162,836
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	66,400	11,026,592
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	74,680	1,611,819
TOTAL FRANCE		35,423,722
GERMANY - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Siemens AG	34,402	8,274,483
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	98,395	1,724,481
TOTAL GERMANY		9,998,964
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	80,102	25,377,916
ITALY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	39,000	2,508,170
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	184,393	1,694,942
TOTAL ITALY		4,203,112
JAPAN - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	634,248	17,670,358
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	459,738	18,698,816
MEXICO - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	10,805	1,072,504
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	19,240	4,420,005
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	5,986	1,927,612

TOTAL MEXICO		7,420,121
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	67,700	2,690,398
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	110,200	21,062,526
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	48,211	1,848,424
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Aena SME SA (f)(g)	39,084	10,517,569
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	85,808	1,572,840
TOTAL SPAIN		13,938,833
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	262,074	50,664,146
UNITED KINGDOM - 1.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (e)	98,300	942,697
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Unilever PLC	214,200	13,631,978
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC ADR	416,924	30,364,575
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	898,000	10,450,010
Utilities - 0.2%
Electric Utilities - 0.1%
SSE PLC	197,858	4,710,218
Multi-Utilities - 0.1%
National Grid PLC	440,818	6,215,542
TOTAL UTILITIES		10,925,760

TOTAL UNITED KINGDOM		66,315,020
UNITED STATES - 47.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.1%
AT&T Inc	117,400	3,263,720
Verizon Communications Inc	1,106,819	48,655,763
		51,919,483
Entertainment - 0.1%
Walt Disney Co/The	64,600	7,302,384
Interactive Media & Services - 0.1%
Alphabet Inc Class A	5,400	927,396
Meta Platforms Inc Class A	3,500	2,266,215
		3,193,611
Media - 0.9%
Comcast Corp Class A	1,141,147	39,449,452
Interpublic Group of Cos Inc/The	340,700	8,163,172
		47,612,624
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	65,854	15,949,839
TOTAL COMMUNICATION SERVICES		125,977,941

Consumer Discretionary - 4.3%
Automobiles - 0.0%
Tesla Inc (e)	2,800	970,088
Broadline Retail - 0.0%
Amazon.com Inc (e)	10,400	2,132,104
Diversified Consumer Services - 0.3%
H&R Block Inc	246,800	14,055,260
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp	19,700	1,476,909
Churchill Downs Inc	19,300	1,842,571
McDonald's Corp	233,578	73,308,456
Sabre Corp (e)(h)	224,800	566,496
Starbucks Corp	268,100	22,506,995
		99,701,427
Specialty Retail - 1.8%
Burlington Stores Inc (e)	75,600	17,257,212
Dick's Sporting Goods Inc	33,700	6,043,758
Lowe's Cos Inc	175,554	39,627,804
TJX Cos Inc/The	233,035	29,572,142
		92,500,916
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co (h)	50,300	3,208,134
Tapestry Inc	123,826	9,726,532
		12,934,666
TOTAL CONSUMER DISCRETIONARY		222,294,461

Consumer Staples - 7.3%
Beverages - 2.8%
Coca-Cola Co/The	1,512,872	109,078,071
Keurig Dr Pepper Inc	851,381	28,665,998
		137,744,069
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	128,400	2,854,332
BJ's Wholesale Club Holdings Inc (e)	194,822	22,055,799
Costco Wholesale Corp	6,057	6,300,370
Target Corp	191,230	17,977,532
Walmart Inc	254,800	25,153,856
		74,341,889
Household Products - 2.6%
Procter & Gamble Co/The	786,020	133,536,938
Personal Care Products - 0.5%
Estee Lauder Cos Inc/The Class A	44,700	2,992,218
Kenvue Inc	996,217	23,779,700
		26,771,918
TOTAL CONSUMER STAPLES		372,394,814

Energy - 4.4%
Energy Equipment & Services - 0.1%
Archrock Inc	35,530	884,697
Kodiak Gas Services Inc	61,120	2,158,147
		3,042,844
Oil, Gas & Consumable Fuels - 4.3%
Centrus Energy Corp Class A (e)	6,819	865,467
Cheniere Energy Inc	26,429	6,263,409
Cheniere Energy Partners LP	11,910	683,277
DHT Holdings Inc	1,050,346	12,163,007
Energy Transfer LP	382,526	6,686,554
Enterprise Products Partners LP	8,910	274,606
Exxon Mobil Corp	1,296,672	132,649,546
Global Partners LP/MA	11,410	599,253
Hess Corp	46,800	6,186,492
Hess Midstream LP Class A	33,220	1,229,140
Mach Natural Resources LP	55,760	742,723
MPLX LP	67,246	3,429,546
Ovintiv Inc	8,690	311,276
Phillips 66	127,424	14,460,076
Plains All American Pipeline LP	199,418	3,298,374
Shell PLC	302,147	9,969,319
Shell PLC rights (e)(i)	302,147	108,168
Sunoco LP	21,989	1,186,087
Targa Resources Corp	18,181	2,871,325
Valero Energy Corp	98,838	12,747,137
Western Midstream Partners LP	74,719	2,794,491
Williams Cos Inc/The	59,240	3,584,612
		223,103,885
TOTAL ENERGY		226,146,729

Financials - 6.6%
Banks - 2.2%
Bank of America Corp	242,679	10,709,424
JPMorgan Chase & Co	45,774	12,084,336
M&T Bank Corp	116,057	21,196,650
PNC Financial Services Group Inc/The	173,460	30,149,084
US Bancorp	662,600	28,882,734
Wells Fargo & Co	122,331	9,147,912
		112,170,140
Capital Markets - 1.0%
Blackrock Inc	37,600	36,843,864
Charles Schwab Corp/The	162,800	14,381,752
		51,225,616
Consumer Finance - 0.5%
Capital One Financial Corp	126,790	23,982,329
Financial Services - 0.4%
Apollo Global Management Inc	79,400	10,376,785
Visa Inc Class A	29,800	10,882,662
		21,259,447
Insurance - 2.5%
American Financial Group Inc/OH	91,700	11,368,966
Chubb Ltd	172,336	51,218,259
Hartford Insurance Group Inc/The	201,736	26,193,402
Marsh & McLennan Cos Inc	46,500	10,865,190
The Travelers Companies, Inc.	111,390	30,710,223
		130,356,040
TOTAL FINANCIALS		338,993,572

Health Care - 5.5%
Biotechnology - 2.0%
AbbVie Inc	408,000	75,932,880
Gilead Sciences Inc	233,200	25,670,656
		101,603,536
Health Care Providers & Services - 0.2%
UnitedHealth Group Inc	36,904	11,141,686
Life Sciences Tools & Services - 0.4%
Danaher Corp	108,470	20,598,453
Pharmaceuticals - 2.9%
Eli Lilly & Co	26,933	19,867,666
GSK PLC	689,300	14,002,404
Johnson & Johnson	412,798	64,070,378
Merck & Co Inc	406,281	31,218,632
Roche Holding AG	17,573	5,692,726
Royalty Pharma PLC Class A	293,300	9,643,704
Sanofi SA ADR	104,255	5,147,069
		149,642,579
TOTAL HEALTH CARE		282,986,254

Industrials - 6.4%
Aerospace & Defense - 1.6%
Boeing Co (e)	13,000	2,695,160
BWX Technologies Inc	6,316	793,289
Byrna Technologies Inc (e)	157,800	4,206,948
GE Aerospace	112,875	27,757,091
General Dynamics Corp	80,400	22,390,596
Huntington Ingalls Industries Inc	59,575	13,288,800
Northrop Grumman Corp	26,602	12,895,852
		84,027,736
Building Products - 0.6%
Johnson Controls International plc	320,890	32,528,619
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	251,600	12,716,126
GFL Environmental Inc Subordinate Voting Shares (United States)	47,872	2,414,185
Veralto Corp	38,190	3,858,336
Waste Connections Inc (United States)	7,657	1,509,118
Waste Management Inc	12,800	3,084,416
		23,582,181
Construction & Engineering - 0.1%
EMCOR Group Inc	1,400	660,604
Ferrovial SE	43,540	2,216,777
Ferrovial SE rights (e)(i)	43,540	15,731
Quanta Services Inc	4,984	1,707,319
		4,600,431
Electrical Equipment - 1.7%
AMETEK Inc	39,900	7,131,726
Eaton Corp PLC	180,951	57,940,510
GE Vernova Inc	48,320	22,854,394
Vertiv Holdings Co Class A	6,600	712,338
		88,638,968
Ground Transportation - 0.4%
Norfolk Southern Corp	79,283	19,592,415
Union Pacific Corp	10,420	2,309,697
		21,902,112
Machinery - 0.9%
Chart Industries Inc (e)	10,700	1,678,402
ITT Inc	281,600	42,392,064
		44,070,466
Professional Services - 0.2%
KBR Inc	187,900	9,806,501
Trading Companies & Distributors - 0.4%
Herc Holdings Inc	5,700	706,800
Watsco Inc	45,080	19,996,136
		20,702,936
TOTAL INDUSTRIALS		329,859,950

Information Technology - 4.7%
Communications Equipment - 1.6%
Cisco Systems Inc	1,279,589	80,665,291
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises Inc (e)	9,500	1,238,705
IT Services - 0.5%
Amdocs Ltd	274,039	25,145,819
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices Inc (e)	20,796	2,302,741
Analog Devices Inc	188,556	40,347,213
Astera Labs Inc (e)	19,903	1,805,600
Broadcom Inc	42,888	10,381,898
First Solar Inc (e)	8,369	1,322,972
Microchip Technology Inc	8,300	481,732
NVIDIA Corp	88,871	12,009,138
		68,651,294
Software - 0.8%
Gen Digital Inc	286,100	8,148,128
Microsoft Corp	72,267	33,268,836
		41,416,964
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	120,445	24,191,378
TOTAL INFORMATION TECHNOLOGY		241,309,451

Materials - 1.4%
Chemicals - 0.7%
Linde PLC	74,318	34,749,610
Containers & Packaging - 0.6%
Ball Corp	203,800	10,919,604
Crown Holdings Inc	193,332	19,043,202
		29,962,806
Metals & Mining - 0.1%
Freeport-McMoRan Inc	157,258	6,051,288
TOTAL MATERIALS		70,763,704

Real Estate - 0.5%
Health Care REITs - 0.0%
Welltower Inc	15,034	2,319,446
Specialized REITs - 0.5%
American Tower Corp	46,690	10,022,008
Lamar Advertising Co Class A	131,468	15,847,153
		25,869,161
TOTAL REAL ESTATE		28,188,607

Utilities - 3.9%
Electric Utilities - 2.5%
Constellation Energy Corp	78,189	23,937,562
Duke Energy Corp	39,553	4,656,179
Entergy Corp	40,682	3,387,997
Evergy Inc	21,786	1,446,808
Exelon Corp	248,305	10,880,725
NextEra Energy Inc	500,517	35,356,521
PG&E Corp	549,118	9,269,112
Southern Co/The	171,400	15,426,000
TXNM Energy Inc	25,855	1,465,720
Xcel Energy Inc	278,726	19,538,693
		125,365,317
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	6,026,537
Suburban Propane Partners LP	27,630	520,549
		6,547,086
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	71,624	722,686
Vistra Corp	147,436	23,673,799
		24,396,485
Multi-Utilities - 0.8%
Ameren Corp	156,654	15,176,640
CenterPoint Energy Inc	84,650	3,152,366
NiSource Inc	34,274	1,355,193
Sempra	89,450	7,029,876
WEC Energy Group Inc	152,667	16,402,542
		43,116,617
TOTAL UTILITIES		199,425,505

TOTAL UNITED STATES		2,438,340,988
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	71,900	1,065,126
TOTAL COMMON STOCKS (Cost $1,946,414,675)		2,816,426,356

Convertible Corporate Bonds - 14.0%
	Principal Amount (a)	Value ($)
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (f)	1,249,000	931,004
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC 2.5% 2/1/2030	1,175,000	1,029,653
UNITED STATES - 14.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc 4.25% 3/1/2032 (f)	1,514,000	1,789,308
Entertainment - 0.6%
Cinemark Holdings Inc 4.5% 8/15/2025	1,596,000	3,766,560
Liberty Media Corp 2.375% 9/30/2053 (f)	4,564,000	6,517,392
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	3,606,000	4,572,408
Live Nation Entertainment Inc 2.875% 1/15/2030 (f)	5,327,000	5,601,341
Live Nation Entertainment Inc 3.125% 1/15/2029	3,366,000	4,828,527
Sphere Entertainment Co 3.5% 12/1/2028	536,000	704,303
Zynga Inc 0% 12/15/2026 (j)	1,969,000	1,996,704
		27,987,235
Interactive Media & Services - 0.2%
Snap Inc 0% 5/1/2027 (k)	1,165,000	1,049,199
Snap Inc 0.125% 3/1/2028	2,339,000	2,011,540
Snap Inc 0.5% 5/1/2030	4,957,000	4,131,660
Snap Inc 0.75% 8/1/2026	746,000	714,295
		7,906,694
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	1,119,000	872,819
Cardlytics Inc 4.25% 4/1/2029	542,000	238,853
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	5,438,302	5,219,536
Liberty Broadband Corp 3.125% 3/31/2053 (f)	4,585,000	4,575,579
Magnite Inc 0.25% 3/15/2026	565,000	542,400
		11,449,187
TOTAL COMMUNICATION SERVICES		49,132,424

Consumer Discretionary - 1.8%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (f)	1,680,000	1,650,600
Patrick Industries Inc 1.75% 12/1/2028	965,000	1,364,993
		3,015,593
Automobiles - 0.5%
Ford Motor Co 0% 3/15/2026 (k)	7,654,000	7,520,055
Lucid Group Inc 1.25% 12/15/2026 (f)	3,912,000	3,403,440
Lucid Group Inc 5% 4/1/2030 (f)	3,737,000	3,557,250
Rivian Automotive Inc 3.625% 10/15/2030	6,790,000	6,331,675
Rivian Automotive Inc 4.625% 3/15/2029	4,948,000	5,269,620
Winnebago Industries Inc 3.25% 1/15/2030	2,002,000	1,752,751
		27,834,791
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	2,370,000	2,348,670
Etsy Inc 0.25% 6/15/2028	2,250,000	1,940,625
		4,289,295
Diversified Consumer Services - 0.1%
Stride Inc 1.125% 9/1/2027	1,450,000	4,197,025
Hotels, Restaurants & Leisure - 0.7%
Airbnb Inc 0% 3/15/2026 (j)	3,642,000	3,492,645
Carnival Corp 5.75% 12/1/2027	3,878,000	7,302,274
Cheesecake Factory Inc/The 2% 3/15/2030 (f)	2,851,000	2,905,923
Cracker Barrel Old Country Store Inc 0.625% 6/15/2026	1,606,000	1,549,767
DoorDash Inc 0% 5/15/2030 (f)(j)	2,354,000	2,356,189
DraftKings Holdings Inc 0% 3/15/2028 (j)	3,131,000	2,767,804
Expedia Group Inc 0% 2/15/2026 (j)	3,060,000	2,986,560
NCL Corp Ltd 0.875% 4/15/2030 (f)	1,197,000	1,186,526
NCL Corp Ltd 1.125% 2/15/2027	5,759,000	5,537,279
NCL Corp Ltd 2.5% 2/15/2027	1,674,000	1,641,357
Penn Entertainment Inc 2.75% 5/15/2026	2,772,000	2,771,590
Royal Caribbean Cruises Ltd 6% 8/15/2025	387,000	1,997,694
Shake Shack Inc 0% 3/1/2028 (j)	1,004,000	1,036,630
		37,532,238
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028	3,582,000	3,458,430
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (f)	1,222,000	2,261,311
Topgolf Callaway Brands Corp 2.75% 5/1/2026	603,000	581,593
		2,842,904
Specialty Retail - 0.2%
Burlington Stores Inc 1.25% 12/15/2027	719,000	915,647
GameStop Corp 0% 4/1/2030 (f)(j)	5,139,000	6,500,835
RealReal Inc/The 4% 2/15/2031 (l)	468,000	393,891
Wayfair Inc 0.625% 10/1/2025	2,300,000	2,244,800
Wayfair Inc 3.25% 9/15/2027	698,000	729,061
Wayfair Inc 3.5% 11/15/2028	177,000	211,073
		10,995,307
TOTAL CONSUMER DISCRETIONARY		94,165,583

Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	1,376,000	1,882,368
Post Holdings Inc 2.5% 8/15/2027	2,020,000	2,327,040
		4,209,408
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	883,000	768,210
TOTAL CONSUMER STAPLES		4,977,618

Energy - 0.3%
Energy Equipment & Services - 0.0%
Transocean Inc 4.625% 9/30/2029	725,000	740,225
Oil, Gas & Consumable Fuels - 0.3%
Centrus Energy Corp 2.25% 11/1/2030 (f)	2,024,000	3,140,236
CNX Resources Corp 2.25% 5/1/2026	1,160,000	2,923,780
Northern Oil & Gas Inc 3.625% 4/15/2029	2,650,000	2,660,600
Peabody Energy Corp 3.25% 3/1/2028	1,052,000	1,075,669
Permian Resources Operating LLC 3.25% 4/1/2028	589,000	1,316,121
World Kinect Corp 3.25% 7/1/2028	1,193,000	1,371,831
		12,488,237
TOTAL ENERGY		13,228,462

Financials - 0.6%
Capital Markets - 0.2%
Coinbase Global Inc 0.25% 4/1/2030	4,058,000	4,382,640
Coinbase Global Inc 0.5% 6/1/2026	4,525,000	4,665,275
		9,047,915
Consumer Finance - 0.1%
SoFi Technologies Inc 1.25% 3/15/2029 (f)	2,912,000	4,601,487
Upstart Holdings Inc 1% 11/15/2030 (f)	1,691,000	1,450,032
Upstart Holdings Inc 2% 10/1/2029 (f)	1,467,000	1,903,433
		7,954,952
Financial Services - 0.3%
Affirm Holdings Inc 0.75% 12/15/2029 (f)	3,216,000	3,007,171
Global Payments Inc 1.5% 3/1/2031	3,772,000	3,302,386
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (f)	1,214,000	1,355,431
Repay Holdings Corp 2.875% 7/15/2029 (f)	1,079,000	889,096
Shift4 Payments Inc 0% 12/15/2025 (k)	2,242,000	2,759,902
Shift4 Payments Inc 0.5% 8/1/2027	2,580,000	2,738,670
		14,052,656
Insurance - 0.0%
HCI Group Inc 4.75% 6/1/2042	377,000	806,751
TOTAL FINANCIALS		31,862,274

Health Care - 2.0%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	4,786,000	5,918,084
Bridgebio Pharma Inc 1.75% 3/1/2031 (f)	1,977,000	2,033,799
Bridgebio Pharma Inc 2.25% 2/1/2029	2,498,000	2,238,974
Bridgebio Pharma Inc 2.5% 3/15/2027	1,827,000	2,085,933
Cytokinetics Inc 3.5% 7/1/2027	3,318,000	3,473,569
Dynavax Technologies Corp 2.5% 5/15/2026	125,000	137,516
Exact Sciences Corp 0.375% 3/1/2028	796,000	729,932
Exact Sciences Corp 0.375% 3/15/2027	713,000	681,272
Exact Sciences Corp 1.75% 4/15/2031 (f)	6,903,000	6,484,678
Halozyme Therapeutics Inc 0.25% 3/1/2027	2,777,000	2,825,021
Halozyme Therapeutics Inc 1% 8/15/2028	2,645,000	3,144,051
Insmed Inc 0.75% 6/1/2028	1,950,000	4,250,781
Ionis Pharmaceuticals Inc 0% 4/1/2026 (j)	2,262,000	2,228,070
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	2,107,000	2,107,000
Mirum Pharmaceuticals Inc 4% 5/1/2029	1,102,000	1,772,090
Novavax Inc 5% 12/15/2027	437,000	445,560
Sarepta Therapeutics Inc 1.25% 9/15/2027	3,872,000	3,457,753
Travere Therapeutics Inc 2.25% 3/1/2029	1,151,000	1,086,314
		45,100,397
Health Care Equipment & Supplies - 0.6%
Alphatec Holdings Inc 0.75% 3/15/2030 (f)	1,231,000	1,316,893
CONMED Corp 2.25% 6/15/2027	1,755,000	1,666,197
Dexcom Inc 0.375% 5/15/2028	4,188,000	3,881,920
Enovis Corp 3.875% 10/15/2028	1,685,000	1,639,505
Envista Holdings Corp 2.375% 6/1/2025	1,580,000	1,576,050
Haemonetics Corp 2.5% 6/1/2029	1,445,000	1,404,396
Insulet Corp 0.375% 9/1/2026	1,331,000	1,958,830
Integer Holdings Corp 1.875% 3/15/2030 (f)	3,110,000	3,189,305
Integer Holdings Corp 2.125% 2/15/2028	451,000	659,137
iRhythm Technologies Inc 1.5% 9/1/2029	2,245,000	2,734,970
Lantheus Holdings Inc 2.625% 12/15/2027	1,940,000	2,360,980
LeMaitre Vascular Inc 2.5% 2/1/2030 (f)	597,000	592,223
LivaNova PLC 2.5% 3/15/2029	1,269,000	1,270,650
Merit Medical Systems Inc 3% 2/1/2029 (f)	2,557,000	3,245,710
Omnicell Inc 1% 12/1/2029 (f)	685,000	613,417
Tandem Diabetes Care Inc 1.5% 3/15/2029	1,093,000	1,075,949
TransMedics Group Inc 1.5% 6/1/2028	1,626,000	2,516,258
		31,702,390
Health Care Providers & Services - 0.2%
Alignment Healthcare Inc 4.25% 11/15/2029 (f)	1,085,000	1,428,186
Guardant Health Inc 0% 11/15/2027 (k)	1,713,000	1,507,440
Guardant Health Inc 1.25% 2/15/2031	2,059,000	2,114,593
Hims & Hers Health Inc 0% 5/15/2030 (f)(k)	3,097,000	3,488,771
OPKO Health Inc 3.75% 1/15/2029	388,000	531,074
		9,070,064
Health Care Technology - 0.1%
Evolent Health Inc 3.5% 12/1/2029	2,132,000	1,673,620
Teladoc Health Inc 1.25% 6/1/2027	1,843,000	1,688,741
Veradigm Inc 0.875% 1/1/2027	69,000	74,651
		3,437,012
Life Sciences Tools & Services - 0.0%
Repligen Corp 1% 12/15/2028	2,497,000	2,440,758
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	1,340,000	1,170,995
ANI Pharmaceuticals Inc 2.25% 9/1/2029 (f)	763,000	812,016
Jazz Investments I Ltd 2% 6/15/2026	2,836,000	2,884,212
Jazz Investments I Ltd 3.125% 9/15/2030 (f)	3,666,000	3,909,789
Pacira BioSciences Inc 2.125% 5/15/2029	899,000	903,386
		9,680,398
TOTAL HEALTH CARE		101,431,019

Industrials - 1.2%
Aerospace & Defense - 0.2%
Axon Enterprise Inc 0.5% 12/15/2027	1,217,000	4,019,056
Rocket Lab USA Inc 4.25% 2/1/2029 (f)	1,384,000	7,345,351
Spirit AeroSystems Inc 3.25% 11/1/2028	779,000	1,120,299
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (f)	739,000	282,666
		12,767,372
Commercial Services & Supplies - 0.1%
Tetra Tech Inc 2.25% 8/15/2028	2,575,000	2,865,975
Construction & Engineering - 0.2%
Fluor Corp 1.125% 8/15/2029	2,783,000	3,224,105
Granite Construction Inc 3.25% 6/15/2030 (f)	1,960,000	2,600,920
Granite Construction Inc 3.75% 5/15/2028	1,363,000	2,714,415
		8,539,440
Electrical Equipment - 0.1%
Array Technologies Inc 1% 12/1/2028	1,606,000	1,221,904
Bloom Energy Corp 3% 6/1/2028	124,000	156,922
Bloom Energy Corp 3% 6/1/2029 (f)	3,551,000	4,307,363
Fluence Energy Inc 2.25% 6/15/2030 (f)	549,000	296,239
Stem Inc 4.25% 4/1/2030 (f)	1,120,000	270,872
Sunrun Inc 4% 3/1/2030	1,649,000	1,141,933
		7,395,233
Ground Transportation - 0.3%
Lyft Inc 0.625% 3/1/2029	2,622,000	2,771,454
Uber Technologies Inc 0% 12/15/2025 (k)	3,959,000	4,467,732
Uber Technologies Inc 0.875% 12/1/2028	5,986,000	7,973,352
		15,212,538
Machinery - 0.1%
Greenbrier Cos Inc/The 2.875% 4/15/2028	698,000	734,854
Middleby Corp/The 1% 9/1/2025	2,555,000	2,934,929
		3,669,783
Passenger Airlines - 0.1%
American Airlines Group Inc 6.5% 7/1/2025	2,445,000	2,444,501
JetBlue Airways Corp 2.5% 9/1/2029 (f)	1,877,000	1,947,056
		4,391,557
Professional Services - 0.1%
CSG Systems International Inc 3.875% 9/15/2028	1,365,000	1,554,676
Parsons Corp 2.625% 3/1/2029	4,522,000	4,637,311
		6,191,987
TOTAL INDUSTRIALS		61,033,885

Information Technology - 4.8%
Communications Equipment - 0.2%
Lumentum Holdings Inc 0.5% 12/15/2026	3,653,000	3,903,231
Lumentum Holdings Inc 0.5% 6/15/2028	3,921,000	3,754,357
Lumentum Holdings Inc 1.5% 12/15/2029	2,086,000	2,670,079
		10,327,667
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc 2.5% 9/15/2028	1,095,000	1,227,933
Itron Inc 1.375% 7/15/2030 (f)	1,321,000	1,449,237
Mirion Technologies Inc 0.25% 6/1/2030 (f)	1,020,000	1,095,480
OSI Systems Inc 2.25% 8/1/2029 (f)	1,204,000	1,607,340
PAR Technology Corp 1% 1/15/2030 (f)	3,464,000	3,344,839
PAR Technology Corp 1.5% 10/15/2027	98,000	109,341
Vishay Intertechnology Inc 2.25% 9/15/2030	2,080,000	1,798,160
		10,632,330
IT Services - 0.6%
Akamai Technologies Inc 0.25% 5/15/2033 (f)	3,600,000	3,607,200
Akamai Technologies Inc 0.375% 9/1/2027	3,952,000	3,799,980
Akamai Technologies Inc 1.125% 2/15/2029	4,360,000	4,074,420
Applied Digital Corp 2.75% 6/1/2030 (f)	1,534,000	1,363,919
Cloudflare Inc 0% 8/15/2026 (j)	4,537,000	5,042,876
Snowflake Inc 0% 10/1/2027 (f)(k)	4,017,000	5,732,259
Snowflake Inc 0% 10/1/2029 (f)(k)	4,021,000	5,900,818
		29,521,472
Semiconductors & Semiconductor Equipment - 0.6%
Impinj Inc 1.125% 5/15/2027	907,000	1,145,445
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (f)(k)	1,119,000	1,110,048
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	547,000	818,859
Microchip Technology Inc 0.75% 6/1/2030 (f)	4,139,000	3,948,606
MKS Inc 1.25% 6/1/2030	8,246,000	7,537,608
ON Semiconductor Corp 0% 5/1/2027 (j)	4,828,000	5,208,446
ON Semiconductor Corp 0.5% 3/1/2029	6,788,000	5,898,772
Penguin Solutions Inc 2% 8/15/2030 (f)	605,000	557,205
Semtech Corp 1.625% 11/1/2027	1,075,000	1,367,938
Synaptics Inc 0.75% 12/1/2031 (f)	2,453,000	2,228,551
Veeco Instruments Inc 2.875% 6/1/2029	727,000	755,971
Wolfspeed Inc 1.75% 5/1/2026	879,000	158,220
Wolfspeed Inc 1.875% 12/1/2029	13,088,000	2,355,840
		33,091,509
Software - 2.7%
Alkami Technology Inc 1.5% 3/15/2030 (f)	918,000	1,046,061
Bentley Systems Inc 0.125% 1/15/2026	2,087,000	2,053,608
Bentley Systems Inc 0.375% 7/1/2027	2,260,000	2,090,500
BILL Holdings Inc 0% 4/1/2030 (f)(j)	7,563,000	6,288,635
BlackLine Inc 1% 6/1/2029 (f)	3,606,000	3,802,166
Box Inc 0% 1/15/2026 (j)	666,000	977,688
Box Inc 1.5% 9/15/2029 (f)	1,678,000	1,791,265
Cerence Inc 1.5% 7/1/2028	630,000	438,359
Cleanspark Inc 0% 6/15/2030 (f)(j)	2,209,000	1,893,148
Confluent Inc 0% 1/15/2027 (k)	3,183,000	2,936,318
Core Scientific Inc 0% 6/15/2031 (f)(j)	3,570,000	3,320,100
Core Scientific Inc 3% 9/1/2029 (f)	1,601,000	2,041,275
Datadog Inc 0% 12/1/2029 (f)(k)	6,959,000	6,450,993
Dropbox Inc 0% 3/1/2026 (k)	1,297,000	1,288,570
Dropbox Inc 0% 3/1/2028 (k)	2,404,000	2,449,676
Five9 Inc 1% 3/15/2029	2,896,000	2,509,384
Guidewire Software Inc 1.25% 11/1/2029 (f)	2,326,000	2,616,750
InterDigital Inc 3.5% 6/1/2027	1,537,000	4,346,636
LivePerson Inc 0% 12/15/2026 (j)	1,421,000	547,084
MARA Holdings Inc 0% 3/1/2030 (f)(k)	3,566,000	3,040,015
MARA Holdings Inc 0% 6/1/2031 (f)(k)	3,554,000	2,903,618
MARA Holdings Inc 2.125% 9/1/2031 (f)	900,000	881,460
MicroStrategy Inc 0% 12/1/2029 (f)(j)	10,261,000	9,215,829
MicroStrategy Inc 0% 3/1/2030 (f)(k)	7,829,000	8,573,333
MicroStrategy Inc 0.625% 3/15/2030	2,965,000	7,608,944
MicroStrategy Inc 0.625% 9/15/2028 (f)	3,523,000	7,620,970
MicroStrategy Inc 0.875% 3/15/2031	2,078,000	3,620,206
MicroStrategy Inc 2.25% 6/15/2032 (f)	2,612,000	5,167,280
Nutanix Inc 0.25% 10/1/2027	1,989,000	2,812,691
Pagaya Technologies Ltd 6.125% 10/1/2029 (f)	491,000	718,726
PagerDuty Inc 1.5% 10/15/2028	1,419,000	1,319,670
Porch Group Inc 6.75% 10/1/2028 (f)	1,020,000	971,388
Progress Software Corp 1% 4/15/2026	1,226,000	1,433,740
Progress Software Corp 3.5% 3/1/2030	2,004,000	2,302,509
Q2 Holdings Inc 0.75% 6/1/2026	1,625,000	1,860,625
Rapid7 Inc 0.25% 3/15/2027	130,000	119,438
Rapid7 Inc 1.25% 3/15/2029	962,000	830,302
Riot Platforms Inc 0.75% 1/15/2030 (f)	2,952,000	2,549,938
Terawulf Inc 2.75% 2/1/2030 (f)	1,742,000	1,257,911
Tyler Technologies Inc 0.25% 3/15/2026	1,941,000	2,364,138
Uber Technologies Inc 0% 5/15/2028 (f)(j)	2,530,000	2,847,515
Unity Software Inc 0% 3/15/2030 (f)(k)	5,296,000	5,505,192
Varonis Systems Inc 1% 9/15/2029 (f)	3,820,000	3,791,350
Varonis Systems Inc 1.25% 8/15/2025	878,000	1,358,705
Vertex Inc 0.75% 5/1/2029	1,202,000	1,550,341
Workiva Inc 1.25% 8/15/2028	3,207,000	2,972,889
Zscaler Inc 0.125% 7/1/2025	330,000	601,094
		134,688,033
Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 3.5% 6/1/2028	5,922,000	8,964,215
Super Micro Computer Inc 2.25% 7/15/2028 (f)	2,503,000	2,734,582
Super Micro Computer Inc 3.5% 3/1/2029	5,518,000	5,542,831
Western Digital Corp 3% 11/15/2028	6,278,000	9,492,337
		26,733,965
TOTAL INFORMATION TECHNOLOGY		244,994,976

Materials - 0.2%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	451,000	450,530
Metals & Mining - 0.2%
MP Materials Corp 3% 3/1/2030 (f)	2,881,000	3,710,728
United States Steel Corp 5% 11/1/2026	1,258,000	5,032,000
		8,742,728
TOTAL MATERIALS		9,193,258

Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	4,094,000	4,974,210
Welltower OP LLC 2.75% 5/15/2028 (f)	6,450,000	10,565,100
		15,539,310
Industrial REITs - 0.1%
Rexford Industrial Realty LP 4.125% 3/15/2029 (f)	1,997,000	1,950,071
Rexford Industrial Realty LP 4.375% 3/15/2027 (f)	1,990,000	1,967,115
		3,917,186
Office REITs - 0.0%
COPT Defense Properties LP 5.25% 9/15/2028 (f)	1,214,000	1,354,028
Real Estate Management & Development - 0.1%
Redfin Corp 0.5% 4/1/2027	6,426,000	5,711,429
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (f)	950,000	944,774
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (f)	4,740,000	5,003,070
TOTAL REAL ESTATE		32,469,797

Utilities - 1.4%
Electric Utilities - 1.0%
Alliant Energy Corp 3.25% 5/30/2028 (f)	1,757,000	1,763,801
Alliant Energy Corp 3.875% 3/15/2026	1,880,000	1,963,129
Duke Energy Corp 4.125% 4/15/2026	5,850,000	6,209,775
Evergy Inc 4.5% 12/15/2027	3,824,000	4,379,587
FirstEnergy Corp 4% 5/1/2026	5,033,000	5,128,627
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,866,000	3,284,435
NRG Energy Inc 2.75% 6/1/2048	833,000	3,187,557
PG&E Corp 4.25% 12/1/2027	7,443,000	7,722,113
PPL Capital Funding Inc 2.875% 3/15/2028	3,479,000	3,804,287
Southern Co/The 3.25% 6/15/2028 (f)	5,643,000	5,626,071
Southern Co/The 3.875% 12/15/2025	3,494,000	3,803,918
Southern Co/The 4.5% 6/15/2027	5,104,000	5,562,600
		52,435,900
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028 (f)	1,923,000	2,616,241
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies Inc 2.5% 7/15/2027	1,115,000	1,167,405
Sunnova Energy International Inc 0.25% 12/1/2026	4,855,000	145,650
XPLR Infrastructure LP 0% 11/15/2025 (f)(k)	2,092,000	2,016,270
		3,329,325
Multi-Utilities - 0.2%
CenterPoint Energy Inc 4.25% 8/15/2026	2,332,000	2,561,702
CMS Energy Corp 3.375% 5/1/2028	1,326,000	1,422,798
WEC Energy Group Inc 4.375% 6/1/2027 (f)	2,896,000	3,344,880
WEC Energy Group Inc 4.375% 6/1/2029 (f)	2,813,000	3,315,121
		10,644,501
Water Utilities - 0.1%
American Water Capital Corp 3.625% 6/15/2026	4,269,000	4,320,228
TOTAL UTILITIES		73,346,195

TOTAL UNITED STATES		715,835,491
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $660,929,790)		717,796,148

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
UNITED STATES - 2.6%
Financials - 1.2%
Banks - 0.6%
Bank of America Corp Series L, 7.25%	10,562	12,265,651
Wells Fargo & Co Series L, 7.5%	13,730	15,600,150
		27,865,801
Capital Markets - 0.4%
Ares Management Corp 6.75% Series B	119,270	6,252,133
KKR & Co Inc Series D 6.25%	194,000	9,715,520
		15,967,653
Financial Services - 0.2%
Apollo Global Management Inc Series A, 6.75%	108,600	7,593,965
Shift4 Payments Inc Series A 6%	31,200	3,493,464
		11,087,429
TOTAL FINANCIALS		54,920,883

Health Care - 0.0%
Health Care Providers & Services - 0.0%
BrightSpring Health Services Inc 6.75%	27,900	2,315,901
Industrials - 0.5%
Aerospace & Defense - 0.5%
Boeing Co Series A, 6%	389,900	26,439,119
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	22,900	1,180,495
TOTAL INDUSTRIALS		27,619,614

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc 7.5%	111,400	6,165,990
Software - 0.1%
MicroStrategy Inc 8%	38,400	3,951,360
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	102,500	5,244,925
TOTAL INFORMATION TECHNOLOGY		15,362,275

Materials - 0.1%
Chemicals - 0.1%
Albemarle Corp 7.25%	157,800	4,517,814
Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy Inc 6.926%	144,424	5,792,847
NextEra Energy Inc 7.234%	89,800	3,988,916
NextEra Energy Inc 7.299%	146,200	6,926,956
PG&E Corp Series A, 6%	206,200	8,905,778
		25,614,497
Multi-Utilities - 0.0%
CenterPoint Energy Inc 0% (e)(l)	39,500	1,847,905
TOTAL UTILITIES		27,462,402

TOTAL UNITED STATES		132,198,889
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $123,636,896)		132,198,889

Domestic Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (m) (Cost $615,189,377)	5,417,267	736,802,499

Non-Convertible Corporate Bonds - 1.0%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 7.2% 6/27/2054 (b)	9,785,000	9,830,033
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	1,839,000	1,820,845
		11,650,878
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada 6.35% 11/24/2084 (b)	906,000	851,341
TOTAL CANADA		12,502,219
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	2,947,000	2,904,799
UNITED STATES - 0.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	4,235,000	3,703,898
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 8% 5/15/2054 (b)	1,045,000	1,095,358
Financials - 0.2%
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.117% 12/21/2065 (b)(d)(f)	14,050,000	11,606,826
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (f)(l)(n)(o)	1,444,061	1,389,909
Utilities - 0.4%
Electric Utilities - 0.3%
Evergy Inc 6.65% 6/1/2055 (b)	3,000,000	2,969,480
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	2,747,000	2,750,415
PacifiCorp 7.375% 9/15/2055 (b)	1,105,000	1,124,259
PG&E Corp 7.375% 3/15/2055 (b)	1,380,000	1,351,317
Southern Co/The 4% 1/15/2051 (b)	5,900,000	5,848,749
Southern Co/The 6.375% 3/15/2055 (b)	1,845,000	1,875,103
		15,919,323
Multi-Utilities - 0.1%
CMS Energy Corp 3.75% 12/1/2050 (b)	450,000	394,028
Dominion Energy Inc 6.625% 5/15/2055 (b)	4,000,000	4,004,677
		4,398,705
TOTAL UTILITIES		20,318,028

TOTAL UNITED STATES		38,114,019
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $52,434,648)		53,521,037

Non-Convertible Preferred Stocks - 7.7%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
PartnerRe Ltd 4.875%	6,409	109,645
RenaissanceRe Holdings Ltd 5.75%	11,977	254,272
RenaissanceRe Holdings Ltd Series G, 4.2%	116,700	1,814,685

TOTAL BERMUDA		2,178,602
CANADA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (b)(d)	57,500	1,313,875
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	100,836
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 4.625%	52,076	764,996
Brookfield BRP Holdings Canada Inc 7.25%	81,000	1,892,160
		2,657,156
Utilities - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Finance ULC 5%	36,400	582,400
Brookfield Infrastructure Finance ULC 7.25%	81,600	1,893,937
		2,476,337
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	121,600	2,131,648
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	860,591
Brookfield Infrastructure Partners LP Series A, 5%	58,810	970,365
		1,830,956
TOTAL UTILITIES		6,438,941

TOTAL CANADA		10,510,808
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	228,987	4,451,507
UNITED STATES - 7.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 4.75%	265,600	5,051,712
AT&T Inc 5.35%	274,600	6,067,287
AT&T Inc Series A, 5%	112,500	2,244,375
		13,363,374
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	158,475	3,283,602
Ford Motor Co 6.2%	153,525	3,174,897
Ford Motor Co 6.5%	130,300	2,839,237
		9,297,736
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	7,300	170,017
TOTAL CONSUMER DISCRETIONARY		9,467,753

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (b)(d)	191	299,457
Financials - 5.3%
Banks - 2.6%
Bank of America Corp 4.25%	382,571	6,369,807
Bank of America Corp 4.375%	417,316	7,173,663
Bank of America Corp 4.75%	62,624	1,175,452
Bank of America Corp 5%	338,910	6,622,302
Bank of America Corp Series HH, 5.875%	29,390	690,077
Bank of America Corp Series KK, 5.375%	210,714	4,399,708
Bank of America Corp Series PP, 4.125%	316,223	5,119,650
JPMorgan Chase & Co 4.55%	676,640	12,734,365
JPMorgan Chase & Co 4.625%	630,600	12,019,236
JPMorgan Chase & Co 4.75%	239,405	4,730,643
JPMorgan Chase & Co 5.75%	284,061	6,794,739
JPMorgan Chase & Co Series MM, 4.2%	777,300	13,734,891
M&T Bank Corp Series J, 7.5%	82,800	2,161,908
Truist Financial Corp 4.75%	300,988	5,577,308
Truist Financial Corp 5.25%	101,500	2,113,230
US Bancorp 4.5%	94,100	1,764,375
US Bancorp Series K, 5.5%	91,500	2,075,220
US Bancorp Series L, 3.75%	137,300	2,069,111
US Bancorp Series M, 4%	219,167	3,562,560
Wells Fargo & Co 4.25%	341,842	5,633,556
Wells Fargo & Co 4.7%	278,439	5,045,315
Wells Fargo & Co Series CC, 4.375%	205,590	3,477,555
Wells Fargo & Co Series Y, 5.625%	76,610	1,694,230
Wells Fargo & Co Series Z, 4.75%	662,965	12,165,408
		128,904,309
Capital Markets - 1.2%
Affiliated Managers Group Inc 4.75%	61,900	1,013,303
Affiliated Managers Group Inc 5.875%	68,400	1,403,568
Affiliated Managers Group Inc 6.75%	74,700	1,730,799
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (b)(d)	113,800	2,885,968
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,029,440
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,772,295
Charles Schwab Corp/The 4.45%	183,100	3,416,646
Charles Schwab Corp/The 5.95%	83,954	2,056,033
KKR & Co Inc 6.875%	41,800	1,048,762
Morgan Stanley 3 month U.S. LIBOR + 0%, 6.875% (b)(d)	7,038	178,202
Morgan Stanley 3 month U.S. LIBOR + 3.708%, 6.375% (b)(d)	237,630	5,850,451
Morgan Stanley 5.85% (b)	376,200	8,633,791
Morgan Stanley 6.5%	111,600	2,854,728
Morgan Stanley 6.625%	306,800	7,878,624
Morgan Stanley Series E, 7.125% (b)	22,900	583,950
Morgan Stanley Series L, 4.875%	149,582	2,939,286
Morgan Stanley Series O, 4.25%	339,200	5,749,440
Northern Trust Corp Series E, 4.7%	173,700	3,383,676
State Street Corp 5.35% (b)	112,600	2,508,728
Stifel Financial Corp Series D, 4.5%	105,200	1,765,256
		60,682,946
Financial Services - 0.3%
Apollo Global Management Inc 7.625% (b)	109,800	2,836,134
Carlyle Finance LLC 4.625%	120,300	2,039,085
Corebridge Financial Inc 6.375%	143,700	3,276,360
Equitable Holdings Inc 4.3%	71,699	1,182,317
Equitable Holdings Inc Series A, 5.25%	176,251	3,491,532
KKR Group Finance Co IX LLC 4.625%	92,763	1,632,629
Voya Financial Inc 5.35% (b)	6,206	149,688
		14,607,745
Insurance - 1.2%
Allstate Corp/The 5.1%	380,100	7,879,473
Allstate Corp/The Series I, 4.75%	114,400	2,177,032
Allstate Corp/The Series J, 7.375%	31,100	827,571
American Financial Group Inc/OH 4.5%	133,700	2,165,940
American Financial Group Inc/OH 5.625%	34,400	685,248
American Financial Group Inc/OH 5.875%	33,000	692,340
Arch Capital Group Ltd 5.45%	69,300	1,416,492
Arch Capital Group Ltd Series G, 4.55%	125,300	2,117,570
Athene Holding Ltd 7.25% (b)	130,100	3,219,975
Athene Holding Ltd 7.75% (b)	124,500	3,164,790
Athene Holding Ltd Series A, 6.35% (b)	195,173	4,565,096
Athene Holding Ltd Series B, 5.625%	55,244	1,075,048
Athene Holding Ltd Series C, 6.375% (b)	36,871	929,149
Athene Holding Ltd Series D, 4.875%	311,200	5,262,393
Axis Capital Holdings Ltd 5.5%	106,200	2,124,000
Enstar Group Ltd 7% (b)	78,200	1,685,210
F&G Annuities & Life Inc 7.3%	71,800	1,669,349
Hartford Insurance Group Inc/The 6%	1,695	42,171
Lincoln National Corp Series D, 9%	67,100	1,796,603
MetLife Inc 5.625%	151,800	3,541,494
MetLife Inc Series F, 4.75%	228,300	4,429,020
Prudential Financial Inc 4.125%	132,400	2,253,448
Prudential Financial Inc 5.625%	88,346	2,029,308
Prudential Financial Inc 5.95%	22,971	569,451
Reinsurance Group of America Inc 5.75% (b)	44,984	1,110,205
Reinsurance Group of America Inc 7.125% (b)	75,046	1,933,185
W R Berkley Corp 4.125%	74,956	1,181,307
W R Berkley Corp 4.25%	66,315	1,069,661
W R Berkley Corp 5.1%	91,500	1,747,650
		63,360,179
TOTAL FINANCIALS		267,555,179

Information Technology - 0.0%
Software - 0.0%
MicroStrategy Inc Series A, 10%	9,200	951,280
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	737,054
Summit Hotel Properties Inc Series E, 6.25%	19,300	357,050
Summit Hotel Properties Inc Series F, 5.875%	63,698	1,136,372
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	376,980
		2,607,456
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	7,601	150,188
Specialized REITs - 0.4%
Public Storage Operating Co 3.875%	91,695	1,417,605
Public Storage Operating Co 3.95%	91,500	1,436,550
Public Storage Operating Co 4%	205,000	3,259,500
Public Storage Operating Co 4%	137,300	2,188,562
Public Storage Operating Co Series I, 4.875%	68,600	1,331,149
Public Storage Operating Co Series J, 4.7%	77,800	1,468,864
Public Storage Operating Co Series K, 4.75%	68,600	1,287,622
Public Storage Operating Co Series L, 4.625%	164,700	3,084,008
Public Storage Operating Co Series MM, 4.125%	64,100	1,060,854
Public Storage Operating Co Series O, 3.9%	96,794	1,502,243
Public Storage Operating Co Series S, 4.1%	95,915	1,559,578
		19,596,535
TOTAL REAL ESTATE		22,354,179

Utilities - 1.2%
Electric Utilities - 0.8%
Duke Energy Corp 5.625%	207,121	5,105,533
Entergy Arkansas LLC 4.875%	103,500	2,114,505
Entergy Louisiana LLC 4.875%	53,695	1,090,009
Entergy Mississippi LLC 4.9%	25,300	516,372
Entergy New Orleans LLC 5.5%	121,017	2,637,505
Georgia Power Co 5%	36,600	806,664
NextEra Energy Capital Holdings Inc 5.65%	105,300	2,351,349
SCE Trust II 5.1%	165,557	2,912,148
SCE Trust VII 7.5%	137,300	3,151,035
Southern Co/The 4.2%	579,359	10,075,053
Southern Co/The 5.25%	120,462	2,539,339
Southern Co/The Series A, 4.95%	320,038	6,359,155
Southern Co/The Series A, 6.5%	137,185	3,489,986
		43,148,653
Multi-Utilities - 0.4%
CMS Energy Corp 5.625%	39,631	830,666
CMS Energy Corp 5.875%	144,543	3,210,300
CMS Energy Corp 5.875%	57,830	1,284,404
DTE Energy Co 4.375%	281,600	4,829,440
DTE Energy Co 4.375%	99,586	1,710,887
DTE Energy Co 5.25%	68,600	1,466,668
SCE Trust VI 5%	195,900	3,331,280
Sempra 5.75%	174,000	3,694,020
		20,357,665
TOTAL UTILITIES		63,506,318

TOTAL UNITED STATES		377,497,540
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $438,353,794)		394,638,457

Preferred Securities - 4.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (b)(f)(p)	1,085,000	1,109,860
GERMANY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 3.2% (b)(f)(p)	3,000,000	2,587,130
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(p)	595,000	588,672
UNITED STATES - 4.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP Capital Markets PLC 6.125% (b)(p)	2,000,000	2,023,282
Energy Transfer LP 6.625% (b)(p)	18,255,000	18,323,282
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(d)(p)	740,000	738,005
		21,084,569
Financials - 3.8%
Banks - 2.9%
Bank of America Corp 4.375% (b)(p)	7,640,000	7,430,475
Bank of America Corp 5.875% (b)(p)	3,490,000	3,554,098
Bank of America Corp 6.125% (b)(p)	3,485,000	3,528,971
Bank of America Corp 6.625% (b)(p)	16,000,000	16,348,667
Citigroup Inc 6.95% (b)(p)	1,790,000	1,810,989
JPMorgan Chase & Co 3.65% (b)(p)	14,650,000	14,417,538
JPMorgan Chase & Co 6.5% (b)(p)	39,675,000	40,644,335
JPMorgan Chase & Co 6.875% (b)(p)	2,320,000	2,456,990
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0426% (b)(d)(p)	23,820,000	24,109,278
PNC Financial Services Group Inc/The 3.4% (b)(p)	9,755,000	9,353,953
PNC Financial Services Group Inc/The 5% (b)(p)	3,475,000	3,464,380
Truist Financial Corp 4.95% (b)(p)	2,380,000	2,423,014
Truist Financial Corp 5.1% (b)(p)	6,850,000	6,747,862
Wells Fargo & Co 3.9% (b)(p)	12,265,000	12,174,938
		148,465,488
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 3.75% (b)(p)	8,500,000	8,243,671
Charles Schwab Corp/The 4% (b)(p)	4,220,000	3,850,113
Charles Schwab Corp/The 5% (b)(p)	3,270,000	3,291,585
Goldman Sachs Group Inc/The 6.85% (b)(p)	1,515,000	1,564,043
Morgan Stanley 5.875% (b)(p)	3,450,000	3,427,162
Northern Trust Corp 4.6% (b)(p)	4,100,000	4,091,177
		24,467,751
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (b)(p)	4,915,000	4,303,791
Ally Financial Inc 4.7% (b)(p)	6,075,000	5,752,706
American Express Co 3.55% (b)(p)	6,290,000	6,129,907
		16,186,404
Insurance - 0.1%
MetLife Inc 3.85% (b)(p)	4,400,000	4,395,637
TOTAL FINANCIALS		193,515,280

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 6% (b)(p)	1,470,000	1,444,461
Aircastle Ltd 5.25% (b)(f)(p)	5,870,000	5,892,669
		7,337,130
Utilities - 0.3%
Electric Utilities - 0.0%
Edison International 5% (b)(p)	2,230,000	2,013,541
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp 7% (b)(f)(p)	3,495,000	3,657,484
Vistra Corp 8% (b)(f)(p)	3,000,000	3,109,756
		6,767,240
Multi-Utilities - 0.1%
Dominion Energy Inc 4.35% (b)(p)	1,935,000	1,901,743
Sempra 4.875% (b)(p)	4,000,000	3,999,513
		5,901,256
TOTAL UTILITIES		14,682,037

TOTAL UNITED STATES		236,619,016
TOTAL PREFERRED SECURITIES (Cost $236,096,962)		240,904,678

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.32	26,513,027	26,518,330
Fidelity Securities Lending Cash Central Fund (q)(r)	4.32	3,265,848	3,266,174
TOTAL MONEY MARKET FUNDS (Cost $29,783,922)			29,784,504

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,104,322,675)	5,123,512,090
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,753,376
NET ASSETS - 100.0%	5,130,265,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	22	Sep 2025	2,558,188	66,987	66,987

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,324,635 or 6.1% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,365,993 or 0.2% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Level 3 security
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $960,001 and $924,001, respectively.

(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,966,137	731,579,724	762,027,531	1,390,855	-	-	26,518,330	26,513,027	0.0%
Fidelity Real Estate Equity Central Fund	832,159,104	9,583,667	38,251,685	9,583,665	3,614,589	(70,303,176)	736,802,499	5,417,267	77.5%
Fidelity Securities Lending Cash Central Fund	7,190,975	139,938,041	143,862,842	36,146	-	-	3,266,174	3,265,848	0.0%
Total	896,316,216	881,101,432	944,142,058	11,010,666	3,614,589	(70,303,176)	766,587,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Information Technology	1,439,522	-	1,439,522	-

Common Stocks
Communication Services	134,522,310	132,673,886	1,848,424	-
Consumer Discretionary	232,671,468	232,671,468	-	-
Consumer Staples	428,282,929	402,028,476	26,254,453	-
Energy	290,712,361	280,743,042	9,969,319	-
Financials	338,993,572	338,993,572	-	-
Health Care	313,350,829	293,655,699	19,695,130	-
Industrials	389,481,630	350,578,609	38,903,021	-
Information Technology	368,139,447	357,112,855	11,026,592	-
Materials	71,828,830	71,828,830	-	-
Real Estate	28,188,607	28,188,607	-	-
Utilities	220,254,373	208,940,073	11,314,300	-

Convertible Corporate Bonds
Communication Services	49,132,424	-	49,132,424	-
Consumer Discretionary	94,165,583	-	94,165,583	-
Consumer Staples	4,977,618	-	4,977,618	-
Energy	13,228,462	-	13,228,462	-
Financials	31,862,274	-	31,862,274	-
Health Care	102,460,672	-	102,460,672	-
Industrials	61,033,885	-	61,033,885	-
Information Technology	245,925,980	-	245,925,980	-
Materials	9,193,258	-	9,193,258	-
Real Estate	32,469,797	-	32,469,797	-
Utilities	73,346,195	-	73,346,195	-

Convertible Preferred Stocks
Financials	54,920,883	3,493,464	51,427,419	-
Health Care	2,315,901	-	2,315,901	-
Industrials	27,619,614	1,180,495	26,439,119	-
Information Technology	15,362,275	-	15,362,275	-
Materials	4,517,814	-	4,517,814	-
Utilities	27,462,402	-	27,462,402	-

Domestic Equity Funds	736,802,499	736,802,499	-	-

Non-Convertible Corporate Bonds
Consumer Discretionary	3,703,898	-	3,703,898	-
Energy	12,746,236	-	12,746,236	-
Financials	15,362,966	-	15,362,966	-
Information Technology	1,389,909	-	-	1,389,909
Utilities	20,318,028	-	20,318,028	-

Non-Convertible Preferred Stocks
Communication Services	13,363,374	13,363,374	-	-
Consumer Discretionary	9,467,753	9,467,753	-	-
Energy	1,613,332	1,313,875	299,457	-
Financials	274,286,124	273,237,362	1,048,762	-
Industrials	2,657,156	2,657,156	-	-
Information Technology	951,280	951,280	-	-
Real Estate	22,354,179	22,354,179	-	-
Utilities	69,945,259	69,945,259	-	-

Preferred Securities
Energy	21,084,569	-	21,084,569	-
Financials	197,800,942	-	197,800,942	-
Industrials	7,337,130	-	7,337,130	-
Utilities	14,682,037	-	14,682,037	-

Money Market Funds	29,784,504	29,784,504	-	-
Total Investments in Securities:	5,123,512,090	3,861,966,317	1,260,155,864	1,389,909
Derivative Instruments:

Assets
Futures Contracts	66,987	66,987	-	-
Total Assets	66,987	66,987	-	-
Total Derivative Instruments:	66,987	66,987	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	66,987	0
Total Interest Rate Risk	66,987	0
Total Value of Derivatives	66,987	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,141,834) - See accompanying schedule:
Unaffiliated issuers (cost $3,459,349,376)	$4,356,925,087
Fidelity Central Funds (cost $644,973,299)	766,587,003

Total Investment in Securities (cost $4,104,322,675)		$5,123,512,090
Segregated cash with brokers for derivative instruments		118,450
Cash		3,115,023
Foreign currency held at value (cost $6,251)		6,289
Receivable for investments sold		6,810,679
Receivable for fund shares sold		1,305,360
Dividends receivable		10,405,842
Interest receivable		4,329,164
Distributions receivable from Fidelity Central Funds		132,186
Receivable for daily variation margin on futures contracts		1,375
Prepaid expenses		748
Other receivables		18,219
Total assets		5,149,755,425
Liabilities
Payable for investments purchased
Regular delivery	$10,227,986
Delayed delivery	125,647
Payable for fund shares redeemed	2,665,764
Accrued management fee	2,731,010
Distribution and service plan fees payable	411,634
Other payables and accrued expenses	61,743
Collateral on securities loaned	3,266,175
Total liabilities		19,489,959
Net Assets		$5,130,265,466
Net Assets consist of:
Paid in capital		$4,019,265,623
Total accumulated earnings (loss)		1,110,999,843
Net Assets		$5,130,265,466

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($942,075,428 ÷ 55,421,323 shares)(a)		$17.00
Maximum offering price per share (100/94.25 of $17.00)		$18.04
Class M :
Net Asset Value and redemption price per share ($294,989,365 ÷ 17,362,091 shares)(a)		$16.99
Maximum offering price per share (100/96.50 of $16.99)		$17.61
Class C :
Net Asset Value and offering price per share ($112,574,160 ÷ 6,644,904 shares)(a)		$16.94
Strategic Dividend and Income :
Net Asset Value, offering price and redemption price per share ($3,000,172,293 ÷ 174,736,980 shares)		$17.17
Class I :
Net Asset Value, offering price and redemption price per share ($589,827,043 ÷ 34,495,935 shares)		$17.10
Class Z :
Net Asset Value, offering price and redemption price per share ($190,627,177 ÷ 11,146,825 shares)		$17.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$54,559,342
Interest		12,961,243
Income from Fidelity Central Funds (including $36,146 from security lending)		11,010,666
Total income		78,531,251
Expenses
Management fee	$16,500,794
Distribution and service plan fees	2,526,922
Custodian fees and expenses	41,500
Independent trustees' fees and expenses	7,530
Registration fees	64,291
Audit fees	35,178
Legal	3,385
Miscellaneous	11,796
Total expenses		19,191,396
Net Investment income (loss)		59,339,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	84,088,337
Fidelity Central Funds	3,614,589
Foreign currency transactions	(10,027)
Futures contracts	113,390
Total net realized gain (loss)		87,806,289
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(243,700,123)
Fidelity Central Funds	(70,303,176)
Assets and liabilities in foreign currencies	87,619
Futures contracts	66,987
Total change in net unrealized appreciation (depreciation)		(313,848,693)
Net gain (loss)		(226,042,404)
Net increase (decrease) in net assets resulting from operations		$(166,702,549)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,339,855	$132,561,819
Net realized gain (loss)	87,806,289	156,554,453
Change in net unrealized appreciation (depreciation)	(313,848,693)	791,515,276
Net increase (decrease) in net assets resulting from operations	(166,702,549)	1,080,631,548
Distributions to shareholders	(199,792,675)	(282,878,626)

Share transactions - net increase (decrease)	(53,333,653)	(240,323,486)
Total increase (decrease) in net assets	(419,828,877)	557,429,436

Net Assets
Beginning of period	5,550,094,343	4,992,664,907
End of period	$5,130,265,466	$5,550,094,343

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.21	$15.67	$16.12	$17.88	$16.11	$15.77
Income from Investment Operations
Net investment income (loss) A,B	.18	.39	.41	.34	.25	.33
Net realized and unrealized gain (loss)	(.74)	3.03	(.23)	(.64)	2.39	1.01
Total from investment operations	(.56)	3.42	.18	(.30)	2.64	1.34
Distributions from net investment income	(.19)	(.42)	(.39)	(.36)	(.38)	(.30)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.65) C	(.88)	(.63)	(1.46)	(.87)	(1.00)
Net asset value, end of period	$17.00	$18.21	$15.67	$16.12	$17.88	$16.11
Total Return D,E,F	(3.02) %	22.63%	1.28%	(2.09)%	16.99%	9.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.94%	.98%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.92 % I	.93%	.97%	.97%	.97%	.99%
Expenses net of all reductions, if any	.92% I	.93%	.97%	.97%	.97%	.99%
Net investment income (loss)	2.10% I	2.35%	2.61%	2.07%	1.45%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$942,075	$991,538	$856,477	$880,711	$867,690	$666,152
Portfolio turnover rate J	38 % I	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.20	$15.66	$16.11	$17.86	$16.10	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.16	.35	.37	.30	.21	.29
Net realized and unrealized gain (loss)	(.75)	3.02	(.23)	(.63)	2.38	1.01
Total from investment operations	(.59)	3.37	.14	(.33)	2.59	1.30
Distributions from net investment income	(.17)	(.37)	(.35)	(.32)	(.34)	(.26)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.62)	(.83)	(.59)	(1.42)	(.83)	(.96)
Net asset value, end of period	$16.99	$18.20	$15.66	$16.11	$17.86	$16.10
Total Return C,D,E	(3.16) %	22.33%	1.03%	(2.29)%	16.65%	8.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.18%	1.22%	1.22%	1.22%	1.24%
Expenses net of fee waivers, if any	1.17 % H	1.18%	1.22%	1.21%	1.22%	1.24%
Expenses net of all reductions, if any	1.17% H	1.18%	1.22%	1.21%	1.22%	1.23%
Net investment income (loss)	1.85% H	2.10%	2.37%	1.82%	1.21%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$294,989	$318,994	$287,670	$307,028	$316,442	$275,209
Portfolio turnover rate I	38 % H	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.14	$15.61	$16.05	$17.80	$16.03	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.11	.27	.29	.21	.12	.21
Net realized and unrealized gain (loss)	(.73)	3.00	(.22)	(.63)	2.38	1.01
Total from investment operations	(.62)	3.27	.07	(.42)	2.50	1.22
Distributions from net investment income	(.12)	(.29)	(.27)	(.23)	(.24)	(.19)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.58) C	(.74) C	(.51)	(1.33)	(.73)	(.88) C
Net asset value, end of period	$16.94	$18.14	$15.61	$16.05	$17.80	$16.03
Total Return D,E,F	(3.39) %	21.68%	.55%	(2.85)%	16.12%	8.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I	1.68%	1.74%	1.73%	1.73%	1.75%
Expenses net of fee waivers, if any	1.67 % I	1.67%	1.73%	1.72%	1.73%	1.74%
Expenses net of all reductions, if any	1.67% I	1.67%	1.73%	1.72%	1.73%	1.74%
Net investment income (loss)	1.35% I	1.60%	1.85%	1.31%	.70%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$112,574	$136,448	$150,576	$192,698	$233,431	$278,672
Portfolio turnover rate J	38 % I	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Dividend & Income® Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$15.81	$16.26	$18.02	$16.23	$15.88
Income from Investment Operations
Net investment income (loss) A,B	.20	.44	.45	.39	.31	.37
Net realized and unrealized gain (loss)	(.74)	3.05	(.22)	(.64)	2.40	1.02
Total from investment operations	(.54)	3.49	.23	(.25)	2.71	1.39
Distributions from net investment income	(.22)	(.46)	(.43)	(.41)	(.43)	(.34)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.67)	(.92)	(.68) C	(1.51)	(.92)	(1.04)
Net asset value, end of period	$17.17	$18.38	$15.81	$16.26	$18.02	$16.23
Total Return D,E	(2.85) %	22.95%	1.55%	(1.79)%	17.30%	9.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.65%	.70%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.63 % H	.64%	.69%	.68%	.68%	.70%
Expenses net of all reductions, if any	.63% H	.64%	.69%	.68%	.68%	.70%
Net investment income (loss)	2.40% H	2.64%	2.89%	2.35%	1.74%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,000,172	$3,233,880	$2,863,292	$3,093,655	$3,514,906	$2,751,272
Portfolio turnover rate I	38 % H	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.31	$15.75	$16.20	$17.96	$16.18	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.20	.43	.45	.38	.30	.36
Net realized and unrealized gain (loss)	(.74)	3.05	(.23)	(.64)	2.39	1.02
Total from investment operations	(.54)	3.48	.22	(.26)	2.69	1.38
Distributions from net investment income	(.21)	(.46)	(.43)	(.40)	(.42)	(.34)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.67) C	(.92)	(.67)	(1.50)	(.91)	(1.04)
Net asset value, end of period	$17.10	$18.31	$15.75	$16.20	$17.96	$16.18
Total Return D,E	(2.88) %	22.93%	1.53%	(1.83)%	17.25%	9.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.68%	.73%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.67 % H	.68%	.72%	.71%	.72%	.73%
Expenses net of all reductions, if any	.67% H	.68%	.72%	.71%	.72%	.73%
Net investment income (loss)	2.35% H	2.60%	2.87%	2.32%	1.71%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$589,827	$644,035	$603,173	$658,828	$647,384	$537,336
Portfolio turnover rate I	38 % H	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.31	$15.75	$16.20	$17.96	$16.18	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.21	.45	.47	.40	.32	.38
Net realized and unrealized gain (loss)	(.74)	3.05	(.23)	(.63)	2.39	1.01
Total from investment operations	(.53)	3.50	.24	(.23)	2.71	1.39
Distributions from net investment income	(.22)	(.48)	(.45)	(.43)	(.45)	(.36)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)	(.70)
Total distributions	(.68) C	(.94)	(.69)	(1.53)	(.93) C	(1.05) C
Net asset value, end of period	$17.10	$18.31	$15.75	$16.20	$17.96	$16.18
Total Return D,E	(2.84) %	23.08%	1.66%	(1.70)%	17.40%	9.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.57%	.60%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.55 % H	.56%	.59%	.59%	.59%	.61%
Expenses net of all reductions, if any	.55% H	.56%	.59%	.59%	.59%	.60%
Net investment income (loss)	2.47% H	2.72%	2.99%	2.44%	1.83%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$190,627	$225,199	$231,477	$201,793	$179,880	$140,035
Portfolio turnover rate I	38 % H	36%	34%	29%	37%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities, and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt reclassifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,189,301,615
Gross unrealized depreciation	(167,107,799)
Net unrealized appreciation (depreciation)	$1,022,193,816
Tax cost	$4,101,385,262

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	973,410,035	1,113,524,813
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Strategic Dividend and Income	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.67
Class C	.67
Strategic Dividend and Income	.62
Class I	.66
Class Z	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,175,178	29,995
Class M	.25%	.25%	747,628	3,455
Class C	.75%	.25%	604,116	49,671
			2,526,922	83,121

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	120,806
Class M	7,076
Class CA	383
128,265

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	12,987

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	24,366,093	34,829,435	3,680,458
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Strategic Dividend & Income Fund	4,194
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Dividend & Income Fund	3,847	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$35,256,501	$47,667,798
Class M	10,891,378	15,135,990
Class C	4,220,084	6,816,119
Strategic Dividend and Income	117,885,901	165,596,122
Class I	23,329,345	34,107,106
Class Z	8,209,466	13,555,491
Total	$199,792,675	$282,878,626
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	3,708,451	6,267,749	$62,933,164	$104,115,732
Reinvestment of distributions	2,048,482	2,880,857	34,255,954	46,217,597
Shares redeemed	(4,794,524)	(9,351,278)	(81,126,304)	(154,565,329)
Net increase (decrease)	962,409	(202,672)	$16,062,814	$(4,232,000)
Class M
Shares sold	783,312	1,837,714	$13,250,091	$30,304,271
Reinvestment of distributions	645,160	936,630	10,800,795	14,996,565
Shares redeemed	(1,597,316)	(3,613,943)	(26,919,906)	(59,748,425)
Net increase (decrease)	(168,844)	(839,599)	$(2,869,020)	$(14,447,589)
Class C
Shares sold	401,909	697,790	$6,758,442	$11,538,932
Reinvestment of distributions	249,048	423,878	4,171,942	6,735,141
Shares redeemed	(1,528,484)	(3,246,090)	(25,861,723)	(53,512,809)
Net increase (decrease)	(877,527)	(2,124,422)	$(14,931,339)	$(35,238,736)
Strategic Dividend and Income
Shares sold	7,480,057	16,331,658	$128,146,386	$273,374,988
Reinvestment of distributions	6,097,201	8,859,994	102,848,535	143,606,068
Shares redeemed	(14,753,045)	(30,384,628)	(251,169,388)	(506,532,415)
Net increase (decrease)	(1,175,787)	(5,192,976)	$(20,174,467)	$(89,551,359)
Class I
Shares sold	2,579,805	5,325,847	$43,863,566	$88,759,733
Reinvestment of distributions	1,328,209	2,003,939	22,326,910	32,340,078
Shares redeemed	(4,584,764)	(10,452,587)	(77,977,246)	(173,867,411)
Net increase (decrease)	(676,750)	(3,122,801)	$(11,786,770)	$(52,767,600)
Class Z
Shares sold	917,851	3,549,617	$15,573,241	$58,803,150
Reinvestment of distributions	395,239	715,487	6,642,224	11,557,762
Shares redeemed	(2,464,925)	(6,662,282)	(41,850,336)	(114,447,114)
Net increase (decrease)	(1,151,835)	(2,397,178)	$(19,634,871)	$(44,086,202)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.802376.121
SDI-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025